ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED LIABILITIES AND OTHER PAYABLES
Deposits received from distributors	¥ 16,200	¥ 16,200
Accrued salary	1,208	2,331
Accrued rent, electricity and water	1,563	2,500
Accrued other taxes	1,027	1,541
Others	3,344	3,322
Current accrued expenses and other current liabilities	¥ 23,342	¥ 25,894